Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property, plant and equipment	R$ 152,472	R$ 153,476	R$ 146,005
Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property, plant and equipment	2,304,920	2,176,069	2,266,947
Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property, plant and equipment	83,588	93,531	58,244
Other
Property And Equipment Is Composed As Follows Abstract
Property, plant and equipment	31,356	27,935	22,303
Gross carrying amount [member] | Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property, plant and equipment	262,572	244,452	214,279
Gross carrying amount [member] | Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property, plant and equipment	4,295,698	3,658,969	3,382,067
Gross carrying amount [member] | Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property, plant and equipment	163,003	154,343	102,145
Gross carrying amount [member] | Other
Property And Equipment Is Composed As Follows Abstract
Property, plant and equipment	62,214	47,540	33,692
Accumulated amortization | Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property, plant and equipment	(110,100)	(90,976)	(68,274)
Accumulated amortization | Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property, plant and equipment	(1,990,778)	(1,482,900)	(1,115,120)
Accumulated amortization | Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property, plant and equipment	(79,415)	(60,812)	(43,901)
Accumulated amortization | Other
Property And Equipment Is Composed As Follows Abstract
Property, plant and equipment	R$ (30,858)	R$ (19,605)	R$ (11,389)